Organization and Description of Business	6 Months Ended
Sep. 30, 2023
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

TOP Financial Group Limited (the “Company”, formerly “Zhong Yang Financial Group Limited” and “ZYFGL”) (“ZYFGL”) is a company incorporated in Cayman Islands with limited liability on August 1, 2019. ZYFGL is a parent holding company with no operations. Effective on July 13, 2022, the Company changed its name from “Zhong Yang Financial Group Limited” to “TOP Financial Group Limited” (“Name Change”).

ZYFGL has two wholly-owned subsidiaries, ZYSL (BVI) Limited (“ZYSL (BVI)”) and ZYCL (BVI) Limited (“ZYCL (BVI)”), both which are investment holding entities formed under the laws and regulations of the British Virgin Islands on August 29, 2019.

Zhong Yang Securities Limited (“ZYSL”), a wholly-owned subsidiary of ZYSL (BVI), was established in accordance with laws and regulations of Hong Kong on April 22, 2015 with a registered capital of HKD 41,400,000 (approximately $5.3 million). ZYSL is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 Dealing in Securities and Type 2 Dealing in Futures Contracts.

Zhong Yang Capital Limited (“ZYCL”), a wholly-owned subsidiary of ZYCL (BVI), was established in accordance with laws and regulations of Hong Kong on September 29, 2016 with a registered capital of HKD 5,000,000 (approximately $0.6 million). ZYCL is a limited liability corporation licensed with the HKSFC to carry out regulated activities Type 4 Advising on Securities, Type 5 Advising on Futures Contracts and Type 9 Asset Management.

Eight subsidiaries, ZYAL (BVI) Limited (“ZYAL (BVI)”), ZYTL (BVI) Limited (“ZYTL (BVI)”), ZYNL (BVI) Limited (“ZYNL (BVI)”), WIN100 Tech Limited (“WIN100 TECH”), ZYPL (BVI) Limited (“ZYPL (BVI)”), ZYXL (BVI) Limited (“ZYXL (BVI)”), ZYIL (BVI) Limited (“ZYIL (BVI)”) and ZYFL (BVI) Limited (“ZYFL (BVI)”) were incorporated under the laws of British Virgin Islands on January 7, 2021, January 12, 2021, January 20, 2021, May 14, 2021, July 14, 2022, July 14, 2022, November 11, 2022 and November 11, 2022, respectively. These subsidiaries are dormant as of the date of this report, except for WIN100 TECH, which provides trading solutions for clients trading on the world’s major derivatives and stock exchanges.

On November 28, 2022, ZYPL established Top Financial Pte. Ltd. (“Top Fin”) in accordance with laws and regulations of Republic of Singapore. On the same date, ZYXL set up Top Asset Management Pte. Ltd. (“Top AM”) in accordance with laws and regulations. On February 24, 2023, ZYFL established Winrich Finance Limited in accordance with laws and regulations of Hong Kong. On February 9, 2023, the Company, through ZYIL, purchased 100% equity interest in Win100 Wealth Limited (“Win100 Wealth”) from an entity controlled by the controlling shareholder of the Company.

On April 12, 2023, the Company, through ZYAL, closed an acquisition of 100% equity interest in TOP 500 SEC PTY LTD (“Top 500”) from the sole shareholder of Top 500 (the “Seller”). The Seller is a company controlled by Junli Yang, the Chairwoman of the Board of Directors of the Company. The cash consideration was agreed at $700,000. In August 2022, ZYAL paid $200,000 upon signing of the share purchase agreement and recorded the investment as “deposit of long-term investment”. The remaining $500,000 was paid upon closing of the acquisition. Top 500 is a brokerage firm in Australia that owns an Australian Financial Services License (AFSL: 328866). Top 500 provides financial services in Australia that includes arranging or providing financial advice on financial products such as derivatives, foreign exchange contracts, stock and bond issuance etc. Top 500 did not commence operation as of the closing of the acquisition.

ZYFGL together with its subsidiaries (collectively, the “Company”) are primarily engaged in providing futures brokerage and other financial services in Hong Kong through a trading platform to its customers. The Company generates brokerage commission income by enabling its customer to trade on multiple exchanges around the world.

On June 3, 2022, the Company completed its initial public offering on the National Association of Securities Dealers Automated Quotations (“NASDAQ”). In this offering, 5,000,000 ordinary shares were issued at a price of $5.00 per share. The gross proceeds received from the initial public offering totaled US$ 25 million. The Offering closed on June 3, 2022 and the Ordinary Shares began trading on June 1, 2022 on The Nasdaq Capital Market under the ticker symbol “TOP.”

Reorganization

Reorganization of the legal structure of the Company (“Reorganization”) has been completed on March 26, 2020 by carrying out a sequence of contemplated transactions, where the Company became the holding company of all entities discussed above.

Previous to the reorganization, both ZYSL and ZYCL were held by Zhong Yang Holdings Company (the “Predecessor Parent Company”), a company incorporated in Hong Kong with limited liability on April 21, 2015. The Predecessor Parent Company was owned 55.5% by Ms. Yang Junli, 20.2% by Ms. Ji An, 10% by Mr. Chen Tseng Yuan, 8.3% by Ms. Lo Yung Yung, 4% by Ms. Chen Hong, and 2% by Mr. Li Jian. The first step of the Reorganization was incorporating TFGL, which had then incorporated ZYSL (BVI) and ZYCL (BVI) on August 29, 2019. With the approval obtained from HKSFC, the ownership interests in ZYSL and ZYCL were transferred from the Predecessor Parent Company to ZYSL (BVI) and ZYCL (BVI), respectively on March 26, 2020.

Before and after the Reorganization, the Company, together with its wholly-owned subsidiaries, are ultimately and effectively controlled by the same shareholders. Hence, the Reorganization is considered under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.